INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of inventories

	As of December 31,
	2020	2021
	RMB	RMB
Raw materials	109,383,340	194,707,940
Works in progress	57,688	27,802
Finished goods	32,725,151	74,901,300

Inventories	142,166,179	269,637,042